Accounts Receivable from Subscribers, Distributors, Recoverable Taxes and Other, Net - Summary of Analysis of Accounts Receivable by Component (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of accounts receivable [line items]
Less: Allowance for bad debts	$ (39,044,925)		$ (37,351,677)
Net	203,562,725		216,959,399
Non-current subscribers and distributors	9,786,581	$ 495	11,184,860
Total current Subscribers, distributors, recoverable taxes and other, net	193,776,144	$ 9,793	205,774,539
Cost [member]
Disclosure of accounts receivable [line items]
Net	242,607,650		254,311,076
Cost [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Net	178,722,706		186,744,954
Cost [member] | Telecommunications carriers for network interconnection and other services [member]
Disclosure of accounts receivable [line items]
Net	8,671,416		9,649,849
Cost [member] | Recoverable taxes [member]
Disclosure of accounts receivable [line items]
Net	40,477,188		41,899,517
Cost [member] | Sundry debtors [member]
Disclosure of accounts receivable [line items]
Net	$ 14,736,340		$ 16,016,756